S000067792 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Domini Sustainable Solutions Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	10.04%	13.16%	(27.19%)	(6.51%)